Consolidated Statements of Comprehensive Loss	8 Months Ended	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares
Expenses
Consulting and management fees	$ 22,169	$ 23,001
Depreciation	576	980
Foreign exchange loss | $	66,665	12,060
General and administrative	6,065	16,109
Insurance		9,272
Investor relations	2,152	2,597
Listing and filing fees	569	11,357
Marketing	7,762	3,268
Professional fees	82,950	296,013
Share-based compensation	1,807,450
Operating loss	1,996,358	374,657
Realized gain on marketable securities		(8,075)
Unrealized loss on marketable securities | $	73,891	136,197
Net loss for the year	2,070,249	502,779
Items that may be reclassified to net loss:
Foreign currency translation (income)/ loss	12,203	(6,084)
Comprehensive loss for the year	$ 2,082,452	$ 496,695
Net loss per common share
Basic | (per share)	$ (0.24)	$ (0.05)
Fully diluted | (per share)	$ (0.24)	$ (0.05)
Weighted average number of common shares outstanding
Basic | shares	8,541,811	9,516,560
Fully diluted | shares	8,541,811	9,516,560